Interest in Other Entities (Details) - Schedule of comprehensive income - Automax Ltd. (formerly known as Matomy Ltd.): $ in Thousands	9 Months Ended
Dec. 31, 2020 USD ($) [1]
Interest in Other Entities (Details) - Schedule of comprehensive income [Line Items]
Operating loss	$ (1,122)
Net income	$ 153

[1]	translated at average exchange rates for each period